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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holding entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------------------------------------
                 Summit, NJ  07901
                 -------------------------------------------------------------

                 -------------------------------------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------------------------------------
Title:   General Partner
         -------------------------------------------------------------
Phone:   (908) 277-3737
         -------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells         Summit, New Jersey   August 12, 2005
   -------------------------------   ------------------   ---------------
           [Signature]                  [City, State]         [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         23
                                        --------------------

Form 13F Information Table Value Total:      $145,900
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                      Form 13F INFORMATIONAL TABLE

      COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- --------- ------ ------
Advanced Magnetics Inc.   COM              00753P103    102       9,100 SH               SOLE        N/A        9,100
Allscripts Health
 Solutions                COM              01988P108  7,521     452,800 SH               SOLE        N/A      452,800
Am. Med. Systems          COM              02744M108  8,874     429,754 SH               SOLE        N/A      429,754
Celgene Corporation       COM              151020104  8,344     205,000 SH               SOLE        N/A      205,000
Dexcom Inc.               COM              252131107  2,303     185,686 SH               SOLE        N/A      185,686
Exact Sciences            COM              30063P105  1,530     671,050 SH               SOLE        N/A      671,050
Foxhollow Technologies    COM              35166A103  1,744      45,558 SH               SOLE        N/A       45,558
Guidant                   COM              401698105 17,600     261,521 SH               SOLE        N/A      261,521
Intuitive Surgical        COM              46120E602  1,665      35,700 SH               SOLE        N/A       35,700
Johnson & Johnson         COM              478160104  6,476      99,638 SH               SOLE        N/A       99,638
Kyphon                    COM              510577100 32,627     937,840 SH               SOLE        N/A      937,840
Lifecell                  COM              531927101 13,383     846,500 SH               SOLE        N/A      846,500
Lifecore Biomedical       COM              532187101 11,892   1,090,100 SH               SOLE        N/A    1,090,100
McKesson                  COM              58155Q103  1,544      34,474 SH               SOLE        N/A       34,474
Nortel Networks           COM              656568102    156      60,000 SH               SOLE        N/A       60,000
Orthologic                COM              68750J107     77      20,000 SH               SOLE        N/A       20,000
Possis Medical Corp.      COM              737407106  3,099     305,000 SH               SOLE        N/A      305,000
Sonosite Inc.             COM              83568G104    596      19,200 SH               SOLE        N/A       19,200
St. Jude Med Inc.         COM              790849103  4,361     100,000 SH               SOLE        N/A      100,000
Ventana Med.              COM              92276H106 12,672     315,000 SH               SOLE        N/A      315,000
Westell Technologies Inc. CLA              957541105     60      10,000 SH               SOLE        N/A       10,000
Wright Med.               COM              98235T107  7,258     271,723 SH               SOLE        N/A      271,723
Zix Corp.                 COM              98974P100  2,016     644,010 SH               SOLE        N/A      644,010